Suppliers	12 Months Ended
Dec. 31, 2023
Suppliers
Suppliers

14.Suppliers

On December 31, 2023, the Company’s outstanding balance was $59,826 ($24,307 on December 31, 2022).

Accounting policy

These amounts represent outstanding liabilities for goods and services provided to the Company prior to year-end. Trade and other payables are presented as current liabilities unless payment is not due within 12 months after the reporting year. They are recognized initially at their fair value and subsequently measured at amortized cost using the effective interest method.